Deferred Income Tax Assets and Liabilities (Details) - Schedule of Reconciliation between Tax Expenses and the Product (Parentheticals)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation between Tax Expenses and the Product [Abstract]
Income tax expense calculated at the statutory income tax rate	29.50%	29.50%	29.50%
Income tax expense the effective income tax rate	31.00%	33.00%	32.00%